CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 4,138,000	$ 161,000
Impairment loss recognised in profit or loss, property, plant and equipment	0	0	$ 0
Investment property
Impairment loss recognised in profit or loss, investment property	0	0	0
Right-of-use assets	1,326,000
Impairment loss recognised in profit or loss, goodwill	0	0	0
Income tax payable	7,000	6,000
Provision for doubtful account of trade receivables			(409,000)
Provision for bad debt (reversal) expense		141,000
Trade and other current receivables
Current inventories
Land use rights [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets
Impairment loss of land use rights	$ 0	$ 0	$ 0